Segment Reporting (Tables)	12 Months Ended
Oct. 25, 2015
Segment Reporting
Schedule of operating profit and other financial information

(in thousands)	2015	2014	2013
Net Sales (to unaffiliated

customers)

Grocery Products	$ 1,617,680	$ 1,558,265	$ 1,517,557

Refrigerated Foods	4,372,347	4,644,179	4,251,515

Jennie-O Turkey Store	1,635,776	1,672,452	1,601,868

Specialty Foods	1,103,359	907,120	932,533

International & Other	534,701	534,240	448,181

Total	$ 9,263,863	$ 9,316,256	$ 8,751,654

Intersegment Sales

Grocery Products	$ –	$ –	$ –

Refrigerated Foods	13,058	23,163	17,359

Jennie-O Turkey Store	128,195	144,137	123,420

Specialty Foods	64	122	108

International & Other	–	–	–

Total	141,317	167,422	140,887

Intersegment

elimination	(141,317)	(167,422)	(140,887)

Total	$ –	$ –	$ –

Segment Net Sales

Grocery Products	$ 1,617,680	$ 1,558,265	$ 1,517,557

Refrigerated Foods	4,385,405	4,667,342	4,268,874

Jennie-O Turkey Store	1,763,971	1,816,589	1,725,288

Specialty Foods	1,103,423	907,242	932,641

International & Other	534,701	534,240	448,181

Intersegment

elimination	(141,317)	(167,422)	(140,887)

Total	$ 9,263,863	$ 9,316,256	$ 8,751,654

Segment Operating Profit

Grocery Products	$ 228,582	$ 195,064	$ 213,646

Refrigerated Foods	424,968	338,020	232,692

Jennie-O Turkey Store	276,217	272,362	222,117

Specialty Foods	93,258	71,514	88,873

International & Other	78,318	84,745	71,490

Total segment

operating profit	$ 1,101,343	$ 961,705	$ 828,818

Net interest and

investment expense

(income)	10,177	9,468	7,482

General corporate

expense	35,199	33,434	26,694

Noncontrolling interest	1,176	3,349	3,865

Earnings Before
Income Taxes	$ 1,057,143	$ 922,152	$ 798,507

(in thousands)	2015	2014	2013
Assets

Grocery Products	$ 1,214,988	$ 1,249,631	$ 1,237,405

Refrigerated Foods	1,973,424	1,215,694	1,218,418

Jennie-O Turkey Store	811,693	857,697	819,343

Specialty Foods	988,455	1,013,420	469,599

International & Other	446,164	406,249	361,038

Corporate	705,107	712,928	810,077

Total	$ 6,139,831	$ 5,455,619	$ 4,915,880

Additions to Property,

Plant and Equipment

Grocery Products	$ 18,104	$ 31,741	$ 10,100

Refrigerated Foods	54,074	61,183	58,523

Jennie-O Turkey Store	32,250	25,761	22,863

Specialty Foods	5,309	3,266	3,606

International & Other	18,576	4,896	2,973

Corporate	15,750	32,291	8,697

Total	$ 144,063	$ 159,138	$ 106,762

Depreciation and

Amortization

Grocery Products	$ 26,972	$ 25,883	$ 22,912

Refrigerated Foods	53,325	57,709	57,879

Jennie-O Turkey Store	28,262	27,091	26,921

Specialty Foods	11,075	8,999	9,232

International & Other	3,372	3,541	1,906

Corporate	10,428	6,821	6,000

Total	$ 133,434	$ 130,044	$ 124,850

Schedule of percentages of total revenues contributed by classes of similar products
	Fiscal Year Ended
	October 25,	October 26,	October 27,
	2015	2014	2013
Perishable	53.0%	54.5%	53.3%

Poultry	18.6	18.4	18.8

Shelf-stable	18.4	19.0	19.0

Miscellaneous	10.0	8.1	8.9

	100.0%	100.0%	100.0%

Schedule of total revenues attributable to U.S. and all foreign countries
	Fiscal Year Ended
	October 25,	October 26,	October 27,
(in thousands)	2015	2014	2013
United States	$ 8,721,722	$ 8,708,042	$ 8,193,730

Foreign	542,141	608,214	557,924

	$ 9,263,863	$ 9,316,256	$ 8,751,654